            As filed with the Securities and Exchange Commission on May 11, 2006
                                              Securities Act File No. 333-127200

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [ ]

                         Post-Effective Amendment No. 2

                          ING VARIABLE PORTFOLIOS, INC.
               (Exact Name of Registrant as Specified in Charter)

         7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)

                              Huey P. Falgout, Jr.
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                     (Name and Address of Agent for Service)

                                 With copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

                                   ----------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

                                   ----------

        It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended

                                   ----------

       Title of Securities Being Registered: Shares of Common Stock

      No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the
                   Investment Company Act of 1940, as amended.

================================================================================
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                                     PART C:
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 10, Section (iv) of ING Variable Portfolios, Inc.'s Articles of Incorporation, as amended, provides the following:

          (iv) Indemnification. The Corporation shall indemnify its officers, Directors, employees and agents, and any person who serves at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

     (a) Every person who is or has been a Director, officer, employee or agent of the Corporation, and persons who serve at the Corporation's request as director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise by virtue of his being or having been a Director, officer, employee or agent of the Corporation or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Corporation, and against amounts paid or incurred by him in the settlement thereof.

     (b) The words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (c) No indemnification shall be provided hereunder to a Director, officer, employee or agent against any liability to the Corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     (d) The rights of indemnification provided herein may be insured against by policies maintained by the Corporation, shall be several, shall not affect any other rights to which any Director, officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Director, officer, employee, or agent, and shall inure to the benefit of the heirs, executors and administrators of such a person.

     (e) In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in subparagraph (f) of this paragraph.

          (iv) unless in the absence of such a decision, a reasonable determination based upon a factual review has been made:

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               (1)  by a majority vote of a quorum of non-party Directors who are not "interested" persons of the Corporation (as defined in the 1940 Act), or

               (2) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

     (f) The Corporation further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Director or controlling person of the Corporation will not be made absent the fulfillment of at least one of the following conditions:

               (1)  the indemnity provides security for his undertaking;

               (2) the Corporation is insured against losses arising by reason of any lawful advances; or

               (3) a majority of a quorum of non-party Directors who are not "interested" persons or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnity will be entitled to indemnification.

     (g) Neither the amendment nor repeal of this paragraph (iv) of Article 9, nor the adoption of any amendment of any other provision of the Charter or Bylaws of the Corporation inconsistent with this paragraph
          (iv) of Article 10 shall apply to or affect in any respect the applicability of the preceding provisions with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

In addition, ING Variable Portfolios, Inc.'s officers and Directors are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2005.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to Directors, officers and controlling persons of ING Variable Portfolios, Inc. pursuant to the foregoing provisions or otherwise, ING Variable Portfolios, Inc. has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ING Variable Portfolios, Inc. of expenses incurred or paid by a Trustee, officer or controlling person of ING Variable Portfolios, Inc. in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the shares being registered, ING Variable Portfolios, Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

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Section 9 of the Management Agreement provides the following:

The Manager may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Manager nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Manager's duties, or by reason of reckless disregard of the Manager's obligations and duties under this Agreement. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Manager nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission by a Sub-Adviser or any of the Sub-Adviser's stockholders or partners, officers, directors, employees, or agents connected with or arising out of any services rendered under a Sub-Adviser Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Manager's duties under this Agreement, or by reason of reckless disregard of the Manager's obligations and duties under this Agreement. The debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a Series shall be enforceable against the assets and property of that Series only, and not against the assets or property of any other series of the Fund.

Section 7 of the Administration Agreement provides the following:

The Administrator may rely on information reasonably believed by it to be accurate and reliable. Except as may otherwise be required by the 1940 Act or the rules thereunder, neither the Administrator nor its stockholders, officers, directors, employees, or agents shall be subject to any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under this Agreement, except by reason of willful misfeasance, bad faith, or negligence in the performance of the Administrator's duties, or by reason of reckless disregard of the Administrator's obligations and duties under this Agreement. The liability incurred by the Administrator pursuant to this paragraph 7 in any year shall be limited to the revenues of the Administrator derived from the Fund in that fiscal year of the Fund. The Administrator shall look solely to Fund property for satisfaction of claims of any nature against the Fund or a director, officer, employee or agent of the Fund individually arising in connection with the affairs of the Fund.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director if he or she is successful on the merits in defending a suit against him or her by reason of being a director. The statutory provisions are not exclusive; a corporation may provide greater indemnification rights than those provided by statute.

ITEM 16. EXHIBITS

(1) (a) Articles of Amendment and Restatement dated May 1, 2002 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

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     (b)  Articles Supplementary dated August 12, 2002 - Filed as an Exhibit to
          Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (c) Articles Supplementary effective April 29, 2005, (Issuance of Class ADV shares) - Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on Form N-1A on April 28, 2005 and incorporated herein by reference.

     (d) Articles of Amendment dated February 17, 2004 (name change from ING VP Technology Portfolio to ING VP Global Science and Technology Portfolio) - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

     (e) Articles of Amendment dated April 30, 2004 (redesignation of Class R shares to Class I shares) - Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

(2) Amended and Restated Bylaws - Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant's Form N-1A Registration Statement on April 26, 2001 and incorporated herein by reference.

(3)  Not Applicable.

(4) Form of Agreement and Plan of Reorganization between ING Variable Portfolios, Inc., on behalf of its ING VP Value Opportunity Portfolio series and ING Variable Products Trust, on behalf of ING VP MagnaCap Portfolio series - filed as an Exhibit to the Registrant's Registration Statement on Form N-14 on August 4, 2005 and incorporated herein by reference.

(5) Instruments Defining Rights of Holders - Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant's Form N-1A Registration Statement on June 4, 1996 and incorporated herein by reference.

(6) (a) Amended Investment Management Agreement between the ING Investments, LLC and ING Variable Portfolios, Inc. dated April 1, 2004 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (i) Amended Schedule A to the Amended Investment Management Agreement between ING Variable Portfolios, Inc. and ING Investments, LLC - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

     (b) Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. dated March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

          (i) First Amendment to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. effective as of July 29, 2003 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (ii) Amended Schedule to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

     (c) Interim Sub-Advisory Agreement between ING Investments, LLC and BlackRock Advisors, Inc. dated January 1, 2004 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (d) Sub-Advisory Agreement between ING Investments, LLC and BlackRock Advisors, Inc. dated April 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

     (e) Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. dated August 1, 2003 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (i) Amended Schedule A to the Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Portfolios, Inc. - Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on Form N-1A on April 28, 2005 and incorporated herein by reference.

(7) (a) Distribution Agreement between Aetna Variable Portfolios, Inc. and ING Pilgrim Securities, Inc. dated January 1, 2002 - Filed as an Exhibit to Post- effective Amendment No. 18 to the Registrant's Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

          (i) Amended Schedule of Approvals to the Distribution Agreement between ING Variable Portfolios, Inc. and ING Funds Distributor, LLC - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (ii) Substitution Agreement to Distribution Agreement between Aetna Variable Portfolios, Inc. and ING Pilgrim Securities, Inc. dated October 8, 2002 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(8) Directors' Deferred Compensation Plan effective September 24, 1997 - Filed as an Exhibit to Post-Effective Amendment No. 3 to the Registrant's Form N-1A Registration Statement on February 26, 1998 and incorporated herein by reference.

(9) (a) Custody Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (i) mended Exhibit A dated as of December 28, 2004 to the Custody Agreement with The Bank of New York - Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on Form N-1A on April 28, 2005 and incorporated herein by reference.

     (b) Foreign Custody Manager Agreement with the Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A dated as of December 28, 2004 to the Foreign Custody Manager Agreement with The Bank of New York - Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on Form N-1A on April 28, 2005 and incorporated herein by reference.

          (ii) Amended Schedule 2 to the Foreign Custody Manager Agreement with the Bank of New York dated as of June 6, 2003 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (c) Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N- 1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A dated as of December 21, 2004 to the Securities Lending Agreement and Guaranty with The Bank of New York - Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on Form N-1A on April 28, 2005 and incorporated herein be reference.

(10) (a) Restated Distribution Plan for Class S shares effective March 24, 2004- Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (b) Shareholder Service and Distribution Plan for Class A shares effective April 29, 2005 - Filed as an exhibit to Post-Effective Amendment No. 25 to the

          Registrant's Registration Statement filed on Form N-1A on April 28, 2005 and incorporated herein by reference.

     (c) Amended and restated Multi-Class Plan pursuant to Rule 18f-3 for ING Variable Portfolios, Inc., effective April 29, 2005 - Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on Form N-1A on April 28, 2005 and incorporated herein by reference.

(11) Opinion and Consent of Counsel - previously filed as an Exhibit to the Registrant's Registration Statement on Form N-14 on August 4, 2005 and incorporated herein by reference.

(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences - filed herewith.

(13) (a) Administration Agreement between ING Funds Services, LLC and Aetna Variable Portfolios, Inc. dated April 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

          (i) Amended Schedule A to the Administration Agreement between ING Variable Portfolios, Inc. and ING Funds Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

     (b) License Agreement between Aetna Services, Inc. and Aetna Variable Portfolios, Inc. dated June 19, 1996 - Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant's Form N-1A Registration Statement on March 7, 1997 and incorporated herein by reference.

     (c) Fund Accounting Agreement with The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A dated as of December 28, 2004 to the Fund Accounting Agreement with The Bank of New York - Filed as an exhibit to Post-Effective Amendment No. 25 to the Registrant's Registration Statement filed on Form N-1A on April 28, 2005 and incorporated herein by reference.

     (d) Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (e) Agency Agreement with DST Systems, Inc. dated July 7, 2001 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (f) Participation Agreement between ING Variable Portfolios, Inc., Connecticut Life Insurance Company and ING Funds Distributor, Inc. dated August 15, 2002 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (g) Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributor, Inc. dated May 1, 2002 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (i) Amendment to Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributor, Inc. executed October 15, 2002 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (ii) Amendment to Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company and ING Funds Distributor, Inc. executed September 22, 2003 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (h) Participation Agreement between ING Variable Portfolios, Inc., ReliaStar Life Insurance Company of New York and ING Funds Distributor, Inc. dated May 1, 2002 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (i) Participation Agreement between ING Variable Portfolios, Inc., Security Life of Denver Insurance Company and ING Funds Distributor, Inc. dated May 1, 2001 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (j) Participation Agreement between ING Variable Portfolios, Inc., Southland Life Insurance Company and ING Funds Distributor, Inc. dated May 1, 2001 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (k) Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated May 1, 1998 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (i) Amendment No. 1 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed May 1, 2000 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (ii) Amendment No. 2 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 26, 2001 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (l) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated May 1, 1998 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (i) Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed November 9, 1998 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (ii) Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 1, 1999 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (iii) Second Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed December 31, 1999 - Filed as an Exhibit to Post Effective Amendment

               No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (iv) Third Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed February 11, 2000 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (v) Fourth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed May 1, 2000 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (vi) Fifth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed February 27, 2001 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

          (vii) Sixth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 19, 2001 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (m) Fund Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated July 16, 2001 - Filed as an Exhibit to Post Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

     (n) Agreement re: Initial Contribution to Working Capital for Value VP, Growth VP, Large Cap VP, MidCap VP, SmallCap VP and International VP and Small Company VP - Filed as an Exhibit to Post-Effective Amendment No. 1 to the

          Registrant's Form N-1A Registration Statement on March 7, 1997 and incorporated herein by reference.

(14) Consent of independent auditors - previously filed as an Exhibit to the Registrant's Registration Statement on Form N-14 on August 4, 2005 and incorporated herein by reference.

(15) Not applicable.

(16) Powers of attorney - previously filed as an Exhibit to the Registrant's Registration Statement on Form N-14 on August 4, 2005 and incorporated herein by reference.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the city of Scottsdale and the State of Arizona on the 11th day of May, 2006.

                                        ING VARIABLE PORTFOLIOS, INC.


                                        By: /s/ Theresa K. Kelety
                                            ------------------------------------
                                            Theresa K. Kelety
                                            Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                                TITLE                    DATE
---------                                                -----                    ----


                                           President and Chief Executive      May 11, 2006
----------------------------------------   Officer
James M. Hennessy*


                                           Senior Vice President and Chief/   May 11, 2006
----------------------------------------   Principal Financial Officer
Todd Modic*


                                           Director                           May 11, 2006
----------------------------------------
J. Scott Fox *


                                           Director                           May 11, 2006
----------------------------------------
Albert E. DePrince, Jr. *


                                           Director                           May 11, 2006
----------------------------------------
Maria T. Fighetti *


                                           Director                           May 11, 2006
----------------------------------------
Sidney Koch *


                                           Director                           May 11, 2006
----------------------------------------
Thomas J. McInerney *


                                           Director                           May 11, 2006
----------------------------------------
Corine T. Norgaard *


----------------------------------------   Director                           May 11, 2006
Joseph Obermeyer *



                                           Director                           May 11, 2006
----------------------------------------
Edward T. O'Dell *


*By: /s/ Theresa K. Kelety
     -----------------------------------
     Theresa K. Kelety
     Attorney-in-Fact**

** Executed pursuant to powers of attorney filed as an Exhibit to the Registrant's Registration Statement on Form N-14 on August 4, 2005 and incorporated herein by reference.

                                  EXHIBIT INDEX

(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences